TAXATION (Income Taxes, Effective Tax Rate, Combined Effects of Income Tax Expense Exemptions and Reductions Available) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
TAXATION
Tax holiday effect | $	$ (15,851)	$ 2,113	$ 5,097
Basic income/(loss) per share | $ / shares	(0.04)	0.01	0.01